Target Ranges And Allocations (Detail)	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	100.00%
Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	35.00%
Target Allocation, maximum	85.00%
Target Allocation	63.00%
Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	10.00%
Target Allocation, maximum	30.00%
Target Allocation	21.00%
Real Estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%
Target Allocation	9.00%
Other
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%
Target Allocation	7.00%